SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders Equity
Profit for the year	R$ 1,554,060	R$ 12,258,628	R$ 3,794,295
Weighted average number of shares	1,327,028,614	1,376,362,149	1,380,114,547
Basic and diluted earnings per share	R$ 1.17108	R$ 8.90654	R$ 2.74926